Operating leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating leases
Schedule of right of use asset and lease liability

	As of December 31
In thousands of U.S. Dollars	2024	2023
Non-Current Assets
Operating lease, right-of-use asset - Time Charter in Vessels	4,418	3,492
Operating lease, right-of-use asset - Offices	1,159	1,007
	5,577	4,499

Lease liabilities - Current portion
Current portion of lease liabilities - Time Charter in Vessels	4,418	3,492
Current portion of lease liabilities - Offices	547	315
	4,965	3,807

Lease liabilities - Non-current portion
Non-current portion of lease liabilities - Time Charter in Vessels	—	—
Non-current portion of lease liabilities - Offices	476	510
	476	510

Total operating lease, right of use assets	5,577	4,499

Total lease liabilities	5,441	4,317

Schedule of maturity of operating lease liabilities

As of December 31, 2024, the Company had the following maturity of operating lease obligations:

As of
December 31
In thousands of U.S. Dollars	2024
2025	5,032
2026	348
2027	59
2028	37
2029 - 2030	77
Total lease payments	5,553
Less imputed interest	(112)
Present value of lease liabilities	5,441